Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial Instruments

14. Financial Instruments

(a)	Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans as described in Notes 6 and 7.

(b)	Concentration of credit risk: Financial Instruments subject to credit risk consist principally of cash, trade accounts receivable, short-term and long-term receivable related to seller’s credits under sale and leaseback transactions and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable related to seller’s credits under sale and leaseback transactions and estimates that the amount presented on the accompanying balance sheet approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

(c)	Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade accounts receivable, margin deposits, accounts payable and due from(to) related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans and other financial liabilities with variable interest rates approximate the recorded values, generally due to their variable interest rates. The carrying value of the long-term receivable related to seller’s credits under sale and leaseback transactions does not materially deviate from its fair value.

The fair values of the interest rate swap agreements and bunker swap agreements discussed in Note 7 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2022 and 2021, are as follows:

	2022		2021
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	304,367	304,367	117,192	117,192
Restricted cash	5,072	5,072	10,005	10,005
Margin deposits	4,270	4,270	5,849	5,849
Long-term receivable (including short-term portion)	23,307	23,307	35,904	35,904
Debt and other financial liabilities	(1,587,582)	(1,587,582)	(1,380,648)	(1,380,648)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of December 31, 2022, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270, ($5,849 as of December 31, 2021), which is recorded within margin deposits in the Consolidated Balance Sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Consolidated Statements of Comprehensive Income (Loss) or in the Consolidated Balance Sheets, as a component of Accumulated other comprehensive loss.

		Asset Derivatives		Liability Derivatives
		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	193	7	—	8,884
	Financial instruments - Fair Value, net of current portion	—	1,382	5	8,656
Subtotal		193	1,389	5	17,540

		Asset Derivatives		Liability Derivatives
		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments—Fair value	—	1,845	—	—
Bunker swaps	Financial instruments—Fair Value, net of current portion	—	144	—	—
Subtotal		—	1,989	—	—
Total derivatives		193	3,378	5	17,540

Derivatives designated as Hedging Instruments-Net effect on the Consolidated Statements of Comprehensive Income (Loss)

Derivative			Amount
	Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) Location	2022	2021	2020
Interest rate swaps		28,393	19,627	(18,830)
Reclassification to Interest and finance costs, net due to de-designations		(3,753)	—	—
Reclassification to Depreciation expense		200	192	189
Total		24,840	19,819	(18,641)

The accumulated income (loss) from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Income (Loss) as of December 31, 2022, 2021 and 2020, was $7,665 (income), $17,175 (loss) and $36,994 (loss) respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income (Loss)

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location	2022	2021	2020
Interest rate swaps	Interest and finance costs, net	1,472	—	187
Bunker swaps	Interest and finance costs, net	7,923	11,191	(14,312)
Bunker put options	Interest and finance costs, net	—	(172)	(271)
Bunker call options	Interest and finance costs, net	—	—	(74)
Total		9,395	11,019	(14,470)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2022 and 2021, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2022	December 31, 2021
Interest rate swaps	188	(16,151)
Bunker swaps	—	1,989
	188	(14,162)